Revenue from contracts with customers (Tables)	12 Months Ended
Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Schedule of contract assets and contract liabilities from contracts with customers
The following table provides information about receivables, contract assets and contract liabilities from our contracts with customers:

(In $ millions)	December 31, 2021	December 31, 2020
	(As adjusted)	(As adjusted)
Accounts receivable, net	158	110
Current contract liabilities (deferred revenues) (1)	(25)	(18)
Non-current contract liabilities (deferred revenues) (1)	(10)	(13)

(1)	Current contract liabilities balances are included in “Other current liabilities,” in our Consolidated Balance Sheets as at December 31, 2021.
Significant changes in the contract assets and the contract liabilities balances during the year ended December 31, 2020 were as follows:

(In $ millions)	Contract Assets	Contract Liabilities	Net Contract Balances
Net contract liability at January 1, 2020	—	(29)	(29)

Amortization of revenue that was included in the beginning contract liability balance	—	23	23
Cash received, excluding amounts recognized as revenue	—	(25)	(25)

Net contract liability at December 31, 2020	—	(31)	(31)

Significant changes in the contract assets and the contract liabilities balances during the year ended December 31, 2021 are as follows:

(In $ millions)	Contract Assets	Contract Liabilities	Net Contract Balances
Net contract liability at January 1, 2021	—	(31)	(31)

Amortization of revenue that was included in the beginning contract liability balance	—	24	24
Cash received, excluding amounts recognized as revenue	—	(28)	(28)

Net contract liability at December 31, 2021	—	(35)	(35)